PROSPECTUS

VARIFLEX LS® VARIABLE ANNUITY

May 1, 2003
As supplemented February 13, 2004

                                                -----------------
                                                Important Privacy
                                                Notice Included

                                                See Back Cover
                                                -----------------

                                                [SDI LOGO]
                                                SECURITY DISTRIBUTORS, INC.
                                                A Member of The Security Benefit
                                                Group of Companies

                          VARIFLEX LS® VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

             ISSUED BY:                               MAILING ADDRESS:
     SECURITY BENEFIT LIFE                        SECURITY BENEFIT LIFE
       INSURANCE COMPANY                            INSURANCE COMPANY
     ONE SECURITY BENEFIT PLACE                   P.O. BOX 750497
     TOPEKA, KANSAS 66636-0001                    TOPEKA, KANSAS 66675-0497
     1-800-888-2461
--------------------------------------------------------------------------------

   This  Prospectus  describes the Variflex LS Variable  Annuity--an  individual flexible  purchase payment  deferred  variable annuity contract (the "Contract")
offered by Security Benefit Life Insurance Company (the "Company"). The Contract
is  available  for  individuals  as a non-tax  qualified  retirement  plan.  The
Contract is also available for  individuals in connection with a retirement plan qualified under Section 401,  403(b),  408, 408A or 457 of the Internal  Revenue
Code.  The  Contract  is  designed  to give  you  flexibility  in  planning  for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account  VIII,  or  to  the  Fixed  Account.   Each  Subaccount   invests  in  a
corresponding  mutual fund (the "Underlying  Fund").  The Subaccounts  currently available under the Contract are:

o  AIM V.I. Basic Value   o  PIMCO VIT All Asset       o  SBL Managed Asset
o  AIM V.I. Mid Cap       o  PIMCO VIT Low Duration         Allocation
     Core Equity          o  PIMCO VIT Real Return     o  SBL Equity Income
o  American Century       o  Rydex VT Sector Rotation  o  SBL High Yield
     VP Ultra             o  SBL Equity                o  SBL Small Cap Value
o  American Century       o  SBL Large Cap Value       o  SBL Social Awareness
     VP Value             o  SBL Money Market          o  SBL Mid Cap Value
o  Dreyfus VIF            o  SBL Global                o  SBL Main Street
     International Value  o  SBL Diversified Income         Growth and Income®
o  INVESCO VIF            o  SBL Large Cap Growth      o  SBL Small Cap Growth
     Health Sciences      o  SBL Enhanced Index        o  SBL Select 25
o  INVESCO VIF Real       o  SBL Mid Cap Growth        o  SBL Alpha Opportunity
     Estate Opportunity
o  Oppenheimer Main
     Street Small Cap

   Amounts allocated to the Fixed Account will accrue interest at rates that are paid by the Company as described in "The Fixed  Account."  Contract Value in the
Fixed Account is guaranteed by the Company.

   Amounts that you allocate to Subaccounts  under a Contract will vary based on investment  performance of the Subaccounts.  No minimum amount of Contract Value is guaranteed.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Option."

   You may return a Contract  according to the terms of its Free-Look Right. See
"Free-Look Right."

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available  at no charge by writing the Company at One  Security  Benefit  Place,
Topeka, Kansas 66636 or by calling 1-800-888-2461. The contents of the Statement of Additional Information are set forth in this Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THIS  PROSPECTUS IS ACCOMPANIED  BY THE CURRENT  PROSPECTUS OF THE UNDERLYING
FUNDS.  YOU SHOULD READ THE  PROSPECTUSES  CAREFULLY  AND RETAIN THEM FOR FUTURE
REFERENCE.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003, AS SUPPLEMENTED FEBRUARY 13, 2004

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

INFORMATION ABOUT THE COMPANY, THE SEPARATE

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS OR TO WHICH WE HAVE REFERRED  YOU. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION  PERIOD -- The period commencing on the Contract Date and ending on the  Annuity  Start Date or, if earlier,  when you  terminate  the  Contract, either through a full  withdrawal,  payment of charges,  or payment of the death benefit proceeds.

   ADMINISTRATIVE  OFFICE -- The Annuity  Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ANNUITANT -- The person that you designate to receive  annuity  payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

   ANNUITY -- A series of  periodic  income  payments  made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments is made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity payments are to begin.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are automatically paid fromyour bank account on a specified day of each month.

   CONTRACT  DATE -- The date shown as the Contract  Date in a Contract.  Annual
Contract  anniversaries  are measured from the Contract  Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including accrued loan interest.

   CONTRACTOWNER  OR OWNER -- The person entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   CONTRACT  VALUE -- The total  value of a  Contract,  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the  death of the  Owner or the Joint  Owner  during  the
Accumulation  Period.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner,  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

   FIXED ACCOUNT -- An account that is part of the Company's  General Account to which you may  allocate all or a portion of your  Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

   GENERAL  ACCOUNT -- All assets of the Company  other than those  allocated to the Separate Account or to any other separate account of the Company.

   PURCHASE  PAYMENT -- An amount paid to the Company as  consideration  for the
Contract.

   SEPARATE ACCOUNT -- The SBL Variable Annuity Account VIII. A separate account of the Company that consists of accounts,  referred to as  Subaccounts,  each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is  equal  to  Contract  Value  less  any  Contract  Debt  and any uncollected premium taxes.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relate to the portion of the Contract involving the Separate Account.  The Fixed
Account is briefly described under "The Fixed Account" and also described in the
Contract.

PURPOSE OF THE CONTRACT -- The individual  flexible  purchase  payment  deferred variable annuity contract ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract as a non-tax  qualified  retirement plan for an individual  ("Non-Qualified  Plan").  You may also  purchase  the Contract on an individual  basis in connection  with a retirement  plan qualified under Section
401, 403(b),  408, 408A or 457 of the Internal Revenue Code of 1986, as amended.
These plans are sometimes referred to in this Prospectus as "Qualified Plans."

THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS -- The Separate Account is divided
into  accounts  referred  to  as  Subaccounts.   See  "Separate  Account."  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. You may allocate all or a part of your purchase payments to the Subaccounts. Amounts that you allocate to the  Subaccounts  will increase or decrease in dollar value depending on the investment  performance  of the  Underlying  Fund in which such
Subaccount  invests.  You bear the  investment  risk for amounts  allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or a part of your purchase payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and guaranteed to be at least an effective annual rate of 3.0%. See "The Fixed Account."

PURCHASE  PAYMENTS -- The minimum initial  purchase  payment is $25,000 ($25 for employees  of The Texas A&M system).  Thereafter,  you may choose the amount and frequency  of purchase  payments,  except that the minimum  subsequent  purchase payment is $1,000 ($25 for  employees  of The Texas A&M system).  See  "Purchase
Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals from Contract Value,  subject to certain  restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed  Account  plus the  Contract  Value in the  Subaccounts  plus any  charges deducted  from  Contract  Value in the  Subaccounts.  The  Company  will  refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states and circumstances where it is required to do so.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to the Contract Value and no surrender charge is assessed  upon  withdrawal or surrender of a Contract.  Certain  charges will be deducted in connection with the Contract as described below.

   MORTALITY  AND EXPENSE RISK CHARGE.  The Company  deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.25% of each Subaccount's  average daily net assets. See "Mortality and
Expense Risk Charge."

   ADMINISTRATIVE  CHARGE.  The Company  deducts a daily  administrative  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
The Company does not assess the  administration  charge  against  Contract Value which is applied under Annuity Options 1-4. See "Administrative Charge."

   PREMIUM TAX CHARGE.  The Company  assesses a premium tax charge to  reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will usually be deducted on  annuitization  or upon full  withdrawal if a premium tax was  incurred by the Company and is not  refundable.  In Maine,  the
Company   deducts  the  premium  tax  from  purchase   payments   applied  to  a
Non-Qualified Plan. Partial withdrawals,  including systematic withdrawals,  may be  subject  to a  premium  tax  charge  if a  premium  tax is  incurred  on the withdrawal by the Company and is not refundable.  The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

   OTHER  EXPENSES.  The Company  pays the  operating  expenses of the  Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying  Fund and are reflected in the net asset value of its shares. For a description of these charges and expenses,  see the Prospectus for each Underlying Fund.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the  Contract  and any  questions  or  inquiries  to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-888-2461.

EXPENSE TABLES

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

================================================================================
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the
Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract.
--------------------------------------------------------------------------------
  Sales Load on Purchase Payments                                          None
--------------------------------------------------------------------------------
  Deferred Sales Charge (as a percentage of amount                         None
  withdrawn attributable to Purchase Payments)
--------------------------------------------------------------------------------
  Transfer Fee (per transfer)                                              None
--------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
  Separate Account Annual Expenses
  (as a percentage of average Contract Value)
--------------------------------------------------------------------------------
    Annual Mortality and Expense Risk Charge                               1.25%
--------------------------------------------------------------------------------
    Annual Administration Charge                                           0.15%
--------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                                 1.40%
--------------------------------------------------------------------------------

   The table  below  shows the minimum  and  maximum  total  operating  expenses charged by the  Underlying  Funds.  You will pay the expenses of the  Underlying
Funds  corresponding to the Subaccounts in which you invest during the time that you own the Contract.  More detail  concerning each  Underlying  Fund's fees and expenses is contained in its prospectus.

================================================================================
                                                             MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)            0.58%       2.50%
--------------------------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include  management  fees, distribution  fees,  service fees and other  expenses.  The maximum  expenses above represent the total annual  operating  expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent the total annual  operating  expenses of that Underlying Fund with the lowest total operating expenses.
================================================================================

   EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

   The Example  assumes  that you invest  $10,000 in the  Contract  for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

================================================================================
                                             1        3          5         10
                                           YEAR     YEARS      YEARS      YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at
the end of the applicable time period      $392     $1,189     $2,004     $4,121
--------------------------------------------------------------------------------
If you do not surrender your Contract       392      1,189      2,004      4,121
================================================================================

CONDENSED FINANCIAL INFORMATION

   Thefollowing  condensed  financial  information  presents  accumulation  unit values for each of the years in the period ending  December 31, 2002, as well as ending accumulation units outstanding under each Subaccount.

================================================================================
                                     2002        2001       2000(4)     1999(3)
--------------------------------------------------------------------------------
EQUITY SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $20.08      $22.99      $26.71      $25.06
  End of period.................      $15.03      $20.08      $22.99      $26.71
Accumulation units outstanding
  at the end of period..........   1,762,644   4,164,027   4,584,878   5,225,093
--------------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $16.82      $18.08      $19.65      $19.58
  End of period.................      $12.58      $16.82      $18.08      $19.65
Accumulation units outstanding
  at the end of period..........   1,131,423   2,506,792   2,614,710   3,145,165
--------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $12.72      $12.43      $11.89      $11.51
  End of period.................      $12.69      $12.72      $12.43      $11.89
Accumulation units outstanding
  at the end of period..........   2,121,291   3,232,846   2,820,774   2,554,229
--------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $22.00      $25.43      $24.88      $16.43
  End of period.................      $16.76      $22.00      $25.43      $24.88
Accumulation units outstanding
  at the end of period..........   1,258,502   2,877,451   3,132,827   2,659,740
--------------------------------------------------------------------------------
DIVERSIFIED INCOME SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $14.03      $13.28      $12.40      $13.07
  End of period.................      $15.12      $14.03      $13.28      $12.40
Accumulation units outstanding
  at the end of period..........   1,942,172   2,839,928   2,408,046   2,665,337
--------------------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $ 6.59      $ 7.90      $10.00         ---
  End of period.................      $ 4.74      $ 6.59      $ 7.90         ---
Accumulation units outstanding
  at the end of period..........     447,595     442,288     196,598         ---
--------------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $ 8.45      $ 9.85      $11.13      $10.00
  End of period.................      $ 6.42      $ 8.45      $ 9.85      $11.13
Accumulation units outstanding
  at the end of period..........     422,513   1,315,874   1,292,504     525,132
--------------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $29.36      $34.99      $30.38      $19.04
  End of period.................      $20.41      $29.36      $34.99      $30.38
Accumulation units outstanding
  at the end of period..........   1,008,965   2,139,207   2,375,134   1,782,076
--------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $15.97      $17.06      $17.46      $16.14
  End of period.................      $14.23      $15.97      $17.06      $17.46
Accumulation units outstanding
  at the end of period..........     935,728   2,145,464   2,347,448   2,496,544
--------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $21.13      $21.15      $19.00      $18.69
  End of period.................      $18.04      $21.13      $21.15      $19.00
Accumulation units outstanding
  at the end of period..........   1,318,143   2,590,290   2,832,466   3,406,579
--------------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $12.34      $11.99      $12.35      $12.36
  End of period.................      $12.22      $12.34      $11.99      $12.35
Accumulation units outstanding
  at the end of period..........     544,019   1,266,242   1,288,003   1,097,087
--------------------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $12.81      $10.64      $10.00         ---
  End of period.................      $11.75      $12.81      $10.64         ---
Accumulation units outstanding
  at the end of period..........     355,421     855,350     151,980         ---
--------------------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $19.61      $22.88      $26.64      $23.04
  End of period.................      $15.09      $19.61      $22.88      $26.64
Accumulation units outstanding
  at the end of period..........     574,397   1,500,670   1,822,026   1,693,412
--------------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $25.33      $23.12      $17.53      $14.96
  End of period.................      $21.46      $25.33      $23.12      $17.53
Accumulation units outstanding
  at the end of period..........     798,264   2,372,237   2,278,938   1,674,949
--------------------------------------------------------------------------------
MAIN STREET GROWTH AND
INCOME® SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $ 7.93      $ 8.93      $10.00         ---
  End of period.................      $ 6.31      $ 7.93      $ 8.93         ---
Accumulation units outstanding
  at the end of period..........     364,697     817,450     513,754         ---
--------------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $12.41      $17.45      $19.39      $10.50
  End of period.................      $ 8.99      $12.41      $17.45      $19.39
Accumulation units outstanding
  at the end of period..........     566,281   1,540,202   1,768,279     955,644
--------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $ 9.00      $10.14      $12.25      $10.00
  End of period.................      $ 6.51      $ 9.00      $10.14      $12.25
Accumulation units outstanding
  at the end of period..........     561,175   1,983,798   2,207,394   1,016,866
================================================================================

================================================================================
                                     1998       1997(3)      1996       1995(1)
--------------------------------------------------------------------------------
EQUITY SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $20.26      $15.96      $13.20     $10.00
  End of period.................      $25.06      $20.26      $15.96     $13.20
Accumulation units outstanding
  at the end of period..........   4,778,310   3,449,970   1,987,463    289,693
--------------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $18.46      $14.80      $12.70     $10.00
  End of period.................      $19.58      $18.46      $14.80     $12.70
Accumulation units outstanding
  at the end of period..........   3,161,657   2,571,374   1,388,519    248,974
--------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $11.12      $10.72      $10.35     $10.00
  End of period.................      $11.51      $11.12      $10.72     $10.35
Accumulation units outstanding
  at the end of period..........   2,099,523   1,754,200   1,520,180    288,907
--------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $13.87      $13.21      $11.42     $10.00
  End of period.................      $16.43      $13.87      $13.21     $11.42
Accumulation units outstanding
  at the end of period..........   2,293,514   1,835,594   1,183,160    126,206
--------------------------------------------------------------------------------
DIVERSIFIED INCOME SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $12.27      $11.31      $11.56     $10.00
  End of period.................      $13.07      $12.27      $11.31     $11.56
Accumulation units outstanding
  at the end of period..........   2,409,250   1,607,065   1,631,708    240,306
--------------------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........         ---         ---         ---        ---
  End of period.................         ---         ---         ---        ---
Accumulation units outstanding
  at the end of period..........         ---         ---         ---        ---
--------------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........         ---         ---         ---        ---
  End of period.................         ---         ---         ---        ---
Accumulation units outstanding
  at the end of period..........         ---         ---         ---        ---
--------------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $16.37      $13.84      $11.89     $10.00
  End of period.................      $19.04      $16.37      $13.84     $11.89
Accumulation units outstanding
  at the end of period..........   1,468,017   1,234,228     772,390    133,581
--------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $13.82      $11.84      $10.64     $10.00
  End of period.................      $16.14      $13.82      $11.84     $10.64
Accumulation units outstanding
  at the end of period..........   1,927,318   1,213,323     715,033    231,852
--------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $17.38      $13.73      $11.61     $10.00
  End of period.................      $18.69      $17.38      $13.73     $11.61
Accumulation units outstanding
  at the end of period..........   3,562,159   3,117,060   1,764,015    267,317
--------------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $11.84      $10.00         ---        ---
  End of period.................      $12.36      $11.84         ---        ---
Accumulation units outstanding
  at the end of period..........     945,133     316,416         ---        ---
--------------------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........         ---         ---         ---        ---
  End of period.................         ---         ---         ---        ---
Accumulation units outstanding
  at the end of period..........         ---         ---         ---        ---
--------------------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $17.78      $14.69      $12.56     $10.00
  End of period.................      $23.04      $17.78      $14.69     $12.56
Accumulation units outstanding
  at the end of period..........   1,140,285     541,120     220,549     37,149
--------------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $13.01      $10.00         ---        ---
  End of period.................      $14.96      $13.01         ---        ---
Accumulation units outstanding
  at the end of period..........   1,108,840     372,693         ---        ---
--------------------------------------------------------------------------------
MAIN STREET GROWTH AND
INCOME® SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........         ---         ---         ---        ---
  End of period.................         ---         ---         ---        ---
Accumulation units outstanding
  at the end of period..........         ---         ---         ---        ---
--------------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........      $ 9.55      $10.00         ---        ---
  End of period.................      $10.50      $ 9.55         ---        ---
Accumulation units outstanding
  at the end of period..........     280,763      25,182         ---        ---
--------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...........         ---         ---         ---        ---
  End of period.................         ---         ---         ---        ---
Accumulation units outstanding
  at the end of period..........         ---         ---         ---        ---
--------------------------------------------------------------------------------
1.  Date of inception of April 4, 1995.

2.  Mid Cap Value  Subaccount  for the period July 3, 1997  (inception)  through
    December 31, 1997.  Small Cap Growth  Subaccount  for the period October 15,
    1997 (inception) through December 31, 1997.

3.  Accumulation  Unit  Values  for  Enhanced  Index  Subaccount  and  Select 25
    Subaccount  are for the  period May 3, 1999 (the date the  Subaccounts  were first publicly offered) through December 31, 1999.

4.  Large Cap Growth  Subaccount,  Small Cap Value  Subaccount  and Main  Street
    Growth and Income® Subaccount for the period May 1, 2000 (inception) through
    December 31, 2000.  Beginning this year, the Accumulation  units outstanding at the end of period  reflect  the actual  number of units for  Variflex  LS contracts.  Prior to 2000,  the total  number of units was  reported for the entire Separate Account.
================================================================================

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998, the Company  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled by Security  Benefit
Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contractowners as of July 31, 1998 became membership  interests in Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire policies from the Company after that date  automatically  become members in the mutual holding company.

   The Company offers life insurance policies and annuity contracts,  as well as financial and retirement services. It is admitted to do business in the District of  Columbia,  and in all  states  except New York.  As of the end of 2002,  the
Company  had total  assets of  approximately  $7.8  billion.  Together  with its subsidiaries,  the  Company  has total  funds  under  management  of over  $10.7 billion.

   The Principal  Underwriter for the Contracts is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by The Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature  and  reports to Owners the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on September  12, 1994.  The Contract  provides that the income,  gains,  or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income,  gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other  liabilities  under the contracts may not be charged with  liabilities  arising from any other  business that the  insurance  company  conducts if, and to the extent,  the  contracts so provide. The Contract contains such a provision.  The Company owns the assets in the  Separate  Account  and is required  to  maintain  sufficient  assets in the
Separate Account to meet all Separate Account  obligations  under the Contracts.
The Company may transfer to its General  Account assets that exceed  anticipated obligations of the Separate Account. All obligations arising under the Contracts are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes,  but not to support contracts other than  variable  annuity  contracts,  and may  accumulate  in the  Separate
Account  proceeds from Contract  charges and  investment  results  applicable to those assets.

   The Contract provides that income, gains and losses, whether or not realized, are  credited  to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts.  Each Subaccount invests  exclusively in shares of a corresponding  Underlying  Fund. The Company may in the future  establish  additional  Subaccounts  of the Separate  Account, which may invest in other Underlying Funds or in other securities, or investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

   Shares of the  Underlying  Funds  currently  are not publicly  traded  mutual funds.  They are  available  only as investment  options in variable  annuity or variable life insurance  policies issued by life insurance  companies or in some cases, through participation in certain qualified pension or retirement plans.

   Because  the  Underlying  Funds may  serve as  investment  vehicles  for both
variable  life  insurance   policies  and  variable  annuity  contracts  ("mixed
funding")  and  shares  of the  Underlying  Funds  also may be sold to  separate accounts of other insurance  companies  ("shared  funding"),  material conflicts could occur. The Company  currently does not foresee any disadvantages to Owners arising from either mixed or shared funding;  however, due to differences in tax treatment or other  considerations,  it is possible that the interests of Owners of various  contracts for which the Underlying  Funds serve as investment  media might at some time be in conflict.  However, the Company, each Underlying Fund's
Board of Directors,  and any other insurance  companies that  participate in the
Underlying  Funds  are  required  to  monitor  events in order to  identify  any material  conflicts  that arise  from mixed  and/or  shared  funding.  If such a conflict were to occur, the Company would take steps necessary to protect Owners
including   withdrawal  of  the  Separate  Account  from  participation  in  the
Underlying  Fund(s)  involved in the conflict.  This might force the  Underlying
Fund to sell securities at disadvantageous prices.

   A summary of the investment  objective of each of the Underlying Funds is set forth at the end of this  Prospectus.  We cannot assure that any Underlying Fund will  achieve its  objective.  More  detailed  information  is  contained in the
prospectus  of  each  Underlying  Fund,  including   information  on  the  risks
associated with its investments and investment techniques.

   Prospectuses for the Underlying Funds should be read in conjunction with this
Prospectus.

   The Company has entered  into  agreements  with the  Underlying  Funds and/or certain service providers to the Underlying Funds, such as an underwriter and/or
investment   adviser.   Under   these   agreements,   the  Company  or  Security
Distributors,  Inc. ("SDI") the underwriter of the Contract,  is compensated for providing  various  services to Owners of the Contract  and/or to the Underlying
Funds.  The  compensation  received  by the  Company  or SDI may  come  from the
Underlying Fund,  including  amounts paid under a Rule 12b-1 Plan adopted by the
Underlying Fund, or from one of the Underlying Fund's service providers.

   The services provided by the Company and/or SDI include,  but are not limited to, the following:  (i)  Administrative/Sub-Transfer  Agency  services,  such as maintaining  separate  records  of  each  Contract  Owner's  investment  in  the
Underlying  Funds,  disbursing  or crediting to Contract  Owners the proceeds of redemptions  of Underlying  Funds and providing  account  statements to Contract
Owners  showing  their  beneficial  investment  in the  Underlying  Funds;  (ii)
Shareholder  Services,  such as providing information regarding Underlying Funds to Contract Owners,  maintaining a call center to facilitate  answering Contract
Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying Funds on behalf of Contract Owners;  and (iii) Distribution
Services,  such  as  distributing  prospectuses  for  the  Underlying  Funds  to prospective  Contract  Owners,  training  of  sales  personnel  and  such  other distribution  related services as an Underlying Fund may reasonably request. For
providing   Administrative/Sub-Transfer   Agency  services  and/or   Shareholder
Services,  the  compensation  which the  Company  receives  varies  based on the services being provided,  but is generally between 0.15% to 0.50% of the average net assets of the  Contract  invested  in the  Underlying  Fund.  For  providing
Distribution  Services,  the  compensation  which SDI receives is generally  not expected to exceed 0.25% of the average net assets of the  Contract  invested in the Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus.  It is an individual  flexible purchase payment deferred  variable annuity.  To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract  who assumes the risk of  investment  gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options on a variable basis, a fixed basis or both  beginning on the Annuity Start Date.  The amount that will be available
for  annuity  payments  will  depend  on  the  investment   performance  of  the
Subaccounts  to which you have  allocated  purchase  payments  and the amount of interest  credited  on  Contract  Value  that you have  allocated  to the  Fixed
Account.

   The  Contract  is  available  for  purchase  by an  individual  as a  non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements  of Section 401,  403(b),  408,  408A,  or 457 of the Internal
Revenue Code  ("Qualified  Plan").  Certain federal tax advantages are currently available to retirement  plans that qualify as (1) pension,  profit-sharing  and
401(k) plans  established by an employer for the benefit of its employees  under
Section  401,including  self-employed  individuals'  retirement plans (sometimes called HR-10 and Keogh plans), (2) individual  retirement accounts or annuities, including  those  established  by an employer as a simplified  employee  pension plan, under Section 408, (3) annuity purchase plans of public school systems and
certain   tax-exempt   organizations   under  Section  403(b)  or  (4)  deferred
compensation  plans  for  employees  established  by a unit of a state  or local government or by a tax-exempt  organization  under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing  the  Contract as an  investment  vehicle for a Qualified  Plan,  you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However,  the Contract does offer  features  and benefits in addition to  providing  tax deferral  that other  investments may not offer,  including  death benefit  protection for your beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is 90. If there are Joint Owners or  Annuitants,  the maximum  issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract is $25,000 ($25 for employees of The Texas A&M system). Thereafter, you may choose the  amount and  frequency  of  purchase  payments,  except  that the minimum  subsequent  purchase  payment is $1,000 ($25 for employees of The Texas
A&M system).  The minimum subsequent  purchase payment if you elect an Automatic
Investment  Program is also $1,000.  The Company may reduce the minimum purchase payment requirement under certain circumstances. A purchase payment exceeding $1 million will not be accepted without prior approval of the Company.

   The Company will apply the initial purchase payment not later than the end of the  second  Valuation  Date  after the  Valuation  Date it is  received  by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

   The Company  will credit  subsequent  purchase  payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than 1% of any payment being  allocated to any one  Subaccount or the Fixed
Account.  The  allocations  must be  whole  percentages  and  must  total  100%.
Available allocation alternatives include the Subaccounts and the Fixed Account.

   You may change the purchase payment  allocation  instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application or the proper form is completed,  signed, and filed at the Company's
Administrative  Office.  Changes in the allocation of future  purchase  payments have no effect on existing Contract Value. You may,  however,  transfer Contract
Value among the  Subaccounts  and the Fixed  Account in the manner  described in
"Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  fixed  period or  earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

   After the Company has received a Dollar Cost Averaging Request in proper form at its  Administrative  Office,  the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the  Subaccount  or  Subaccounts  you have chosen.  The Company will effect each transfer on the date you specify, or if no date is specified,  on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the  Administrative  Office of a Dollar Cost Averaging  Request in
proper  form.  Transfers  will be made until the total  amount  elected has been transferred or until Contract Value in the Subaccount  from which  transfers are made has been depleted.  Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

   You may instruct  the Company at any time to terminate  the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  the  Subaccount  has been  depleted,  or the Dollar Cost Averaging
Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the Administrative  Office. The Company may discontinue,  modify, or suspend the Dollar Cost Averaging Option at any time.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this  option an Asset  Reallocation  Request in proper  form must be
received   by   the   Company   at   its   Administrative   Office.   An   Asset
Reallocation/Dollar  Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon  receipt of the Asset  Reallocation  Request,  the Company will effect a transfer or, in the case of a new Contract,  will allocate the initial  purchase payment,  among  the  Subaccounts  based  upon  the  percentages  you  selected.
Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly,  semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset  Reallocation  Request in proper form. The amounts  transferred  will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfer is effected.

   You may instruct the Company at any time to terminate  this option by written request to the Company's  Administrative  Office. The Asset Reallocation  Option
will terminate  automatically  if a transfer is made to, or from, any Subaccount included in the allocation  selected by the  Contractowner.  In that event,  the
Contract Value in the Subaccounts  that has not been  transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the right to  charge a fee for,  the Asset
Reallocation Option at any time.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation  Program,  subject to certain restrictions  described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity Start Date, you may transfer
Contract  Value  among  the  Subaccounts  upon  proper  written  request  to the
Company's  Administrative  Office.  You may make transfers (other than transfers pursuant  to the  Dollar  Cost  Averaging  and Asset  Reallocation  Options)  by
telephone if the Telephone  Transfer  section of the  application  or the proper form has been  completed,  signed  and  filed  at the  Company's  Administrative
Office. The minimum transfer amount is $1,000 or the amount remaining in a given
Subaccount.  The minimum  transfer  amount does not apply to transfers under the
Dollar Cost Averaging or Asset Reallocation Options.

   You may also  transfer  Contract  Value  from the  Subaccounts  to the  Fixed
Account;  however,  transfers  from the Fixed  Account  to the  Subaccounts  are restricted as described in "The Fixed Account."

   The Company generally does not limit the frequency of transfers, although the
Company  reserves the right to limit the number of transfers to 14 in a Contract
Year.  Also,  the  Contract is not  designed for  professional  "market  timing"
organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers,  frequent transfers or transfers that are large in relation to the total  assets of the  Underlying  Fund.  These kinds of strategies and transfer  activities  are  disruptive to the Underlying  Funds in which the  Subaccounts  invest.  If the Company  determines  that your  transfer patterns  among the  Subaccounts  are disruptive to the  Underlying  Funds,  the
Company may among other things, restrict the availability of telephone transfers or other electronic  transfers and may require that you submit transfer requests in  writing  via  regular  U.S.  mail.  We may also  refuse  to act on  transfer instructions  of an agent  acting  under a power of  attorney  who is  acting on behalf of one or more  owners.  Also,  certain of the  underlying  funds have in place limits on the number of  transfers  permitted  in a Contract  Year,  which limits are more  restrictive than 14 per Contract Year. The Company reserves the right to limit the size and frequency of transfers and to discontinue  telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- The Contract Value will vary to a degree that
depends  upon  several  factors,   including   investment   performance  of  the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase payments, the amount of any outstanding Contract Debt, partial withdrawals,  and the charges assessed in connection with the Contract.  The amounts  allocated to the  Subaccounts  will be  invested  in shares of the  corresponding  Underlying
Funds.  The  investment  performance of a Subaccount  will reflect  increases or decreases in the net asset value per share of the corresponding  Underlying Fund and  any  dividends  or  distributions  declared  by the  Underlying  Fund.  Any dividends  or  distributions  from any  Underlying  Fund  will be  automatically reinvested in shares of the same Underlying Fund, unless the Company,  on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure  used to calculate  the value of a  Contractowner's interest in a Subaccount.  When you allocate  purchase payments to a Subaccount, your Contract is credited with  Accumulation  Units.  The number of Accumulation
Units to be credited is determined  by dividing the dollar  amount  allocated to the  particular  Subaccount by the price for the Subaccount as of the end of the
Valuation Period in which the purchase payment is credited.  In addition,  other transactions,  including  loans,  full or partial  withdrawals,  transfers,  and assessment  of  certain  charges  against  the  Contract,  affect  the number of
Accumulation  Units  credited  to a  Contract.  The number of units  credited or debited in connection  with any such  transaction  is determined by dividing the dollar amount of such transaction by the price of the affected  Subaccount.  The price of each Subaccount is determined on each Valuation Date as of the close of the  New  York  Stock  Exchange  ("NYSE"),  normally  3:00  p.m.  Central  time.
Transactions  received after that time on any Valuation Date will be effected at the  Accumulation  Unit value  determined on the following  Valuation  Date. The price of each  Subaccount  may be  determined  earlier if trading on the NYSE is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions paid by the Underlying Fund, (3) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount,  (4) the mortality  and expense risk charge under the Contract,  and
(5) the administrative charge under the Contract.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of
Contract  Value or surrender the Contract for its  Withdrawal  Value.  A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date,  subject to  restrictions  on partial  withdrawals of Contract Value from the Fixed  Account,  limitations  under the  applicable  plan for Qualified
Plans and applicable law. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper  Withdrawal  Request form is received  by the  Company  at its  Administrative  Office.  A proper  Withdrawal
Request  form must  include the  written  consent of any  effective  assignee or irrevocable Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt and any uncollected premium taxes.

   The  Company  requires  the  signature  of  all  Owners  on any  request  for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or a part of the Contract for another investment.  The signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national securities exchange or savings association.  The Company further  requires  that any request to transfer or exchange all or a part of the
Contract for another  investment  be made upon a transfer  form  provided by the
Company, which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be for at least $1,000,
except  systematic   withdrawals  discussed  below.  A  request  for  a  partial withdrawal will result in a payment by the Company in accordance with the amount specified in the partial withdrawal  request.  Upon payment,  the Contract Value will be reduced by an amount  equal to the  payment and any  applicable  premium tax. If a partial  withdrawal is requested that would leave the Withdrawal Value in the Contract  less than $5,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   The Company will deduct the amount of a partial  withdrawal from the Contract
Value in the Subaccounts and the Fixed Account according to the  Contractowner's instructions to the Company. If a Contractowner does not specify the allocation, the  Company  will deduct the  withdrawal  from the  Contract  Value in the same proportion  that the Contract Value is allocated  among the  Subaccounts and the
Fixed Account.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract  that may be imposed by  various  states and  municipalities.  See
"Premium Tax Charge."

   A full or partial withdrawal,  including a systematic withdrawal,  may result in the  receipt of taxable  income to the Owner and,  if made prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 401(a),  403(b),  408 or 457 of the Internal Revenue Code,  reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on  withdrawals.  For more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive  systematic  withdrawals  before the Annuity  Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its  Administrative  Office.  This  option  may be  elected  at any  time.  A
Contractowner may designate the systematic  withdrawal amount as a percentage of
Contract Value  allocated to the  Subaccounts  and/or Fixed Account,  as a fixed period,  as a specified  dollar amount,  as all earnings in the Contract,  or as based upon the life  expectancy of the Owner or the Owner and a  beneficiary.  A
Contractowner  may  also  designate  the  desired  frequency  of the  systematic withdrawals,  which may be monthly,  quarterly,  semiannually  or annually.  The
Contractowner  may stop or modify  systematic  withdrawals  upon proper  written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  premium tax. Any  systematic  withdrawal  that equals or exceeds the
Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the  Withdrawal  Value.  The  Contract  will automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

   The  Company  will  effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic withdrawal will be allocated from the Contractowner's Contract
Value  in  the   Subaccounts   and  the  Fixed  Account,   as  directed  by  the
Contractowner.   If  a  Contractowner  does  not  specify  the  allocation,  the systematic  withdrawal  will be  deducted  from the  Contract  Value in the same proportion  that the Contract Value is allocated  among the  Subaccounts and the
Fixed Account.

   The Company may, at any time,  discontinue,  modify,  suspend or charge a fee for systematic withdrawals. Systematic withdrawals from Contract Value allocated to the Fixed  Account must provide for payments  over a period of not fewer than
36 months as described under "The Fixed Account." You should consider  carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining  age 59
1/2. See "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is  generally a ten-day  period  beginning  when you receive the  Contract.  The
Company  will then deem void the  returned  Contract  and will refund to you any purchase payments  allocated to the Fixed Account plus the Contract Value in the
Subaccounts  as of the end of the  Valuation  Period  during  which the returned
Contract is received by the Company.  The Company will refund purchase  payments allocated  to the  Subaccounts  rather than  Contract  Value in those states and circumstances that require it to do so.

DEATH BENEFIT -- If the Owner dies prior to the Annuity Start Date,  the Company will pay the death benefit  proceeds to the Designated  Beneficiary upon receipt of due proof of the  Owner's  death and  instructions  regarding  payment to the
Designated  Beneficiary.  If there are Joint Owners,  the death benefit proceeds will be payable  upon receipt of due proof of death of either Owner prior to the
Annuity Start Date and instructions regarding payment.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  Additionally,  if the  Owner is not a natural  person,  the amount of the death benefit will be based on the age of the oldest  Annuitant on the date the Contract  was issued.  If the death of the Owner occurs on or after the Annuity Start Date,  any death  benefit will be determined  according to the terms of the Annuity Option. See "Annuity Options."

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any outstanding  Contract Debt and any  uncollected  premium taxes. If an Owner dies during the  Accumulation  Period and the age of each Owner was 75 or less on the date the  Contract  was  issued,  the  amount of the death  benefit  will be the greatest of:

o  The sum of all  Purchase  Payments,  less any  reductions  caused by previous withdrawals,

o  The Contract Value on the date due proof of death and instructions  regarding payment are received by the Company, or

o  The stepped-up death benefit.

   The  stepped-up  death  benefit  is:  (1) the  largest  death  benefit on any
Contract  anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus (2) any Purchase Payments made since the applicable fifth year  anniversary,  less (3) any reductions  caused by previous withdrawals since the applicable fifth year anniversary.

   If an Owner dies during the Accumulation  Period and the age of any Owner was
76 or  greater on the date the  Contract  was  issued,  or if due proof of death
(regardless  of the age of any Owner on the date the  Contract  was  issued) and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit  will be the  Contract  Value on the date due  proof of death and instructions regarding payment are received by the Company at its Administrative
Office.

   The death benefit for Contracts issued in Florida is different than the death benefit  described above.  For Contracts  issued in Florida,  the death benefit, regardless of the age at issue,  is the greater of (1) the Contract  Value as of the end of the  Valuation  Period in which  due proof of death and  instructions regarding payment are received by the Company at its  Administrative  Office, or
(2) the total purchase  payments received less any reductions caused by previous withdrawals.  However, if due proof of death and instructions  regarding payment are not received by the Company at its  Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be the Contract Value on the date due proof of death and instructions  regarding  payment are received by the Company at its Administrative Office.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the Annuity  Options,  as directed by the Owner or as elected by the  Designated  Beneficiary.  If the  Designated  Beneficiary  is to
receive  annuity  payments  under an Annuity  Option,  there may be limits under applicable law on the amount and duration of payments that the  Beneficiary  may receive and requirements  respecting timing of payments. A tax adviser should be consulted  in  considering  Annuity  Options.  See  "Federal  Tax Matters" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION   REQUIREMENTS   --  For  Contracts   issued  in  connection   with
Non-Qualified  Plans, if the surviving  spouse of the deceased Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

   For any  Designated  Beneficiary  other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts  issued in connection  with Qualified  Plans,  the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the  Contracts.  The  charge  is equal to an annual  rate of 1.25% of each
Subaccount's average daily net assets. This amount is intended to compensate the
Company for certain  mortality and expense risks the Company assumes in offering and administering the Contracts and in operating the Subaccounts.

   The expense risk is the risk that the  Company's  actual  expenses in issuing and  administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

   The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and  administrative  expenses,  but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including distribution expenses.

ADMINISTRATIVE CHARGE -- The Company deducts a daily administrative charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The administrative  charge is not  assessed  against  Contract  Value which has been applied  under  Annuity  Options 1 through 4. The  purpose of this  charge is to reimburse the Company for the expenses  associated  with  administration  of the
Contracts  and  operation  of the  Subaccounts.  The Company  does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums received by insurance  companies on annuity contracts.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company generally deducts this charge upon the Annuity Start Date or upon full or partial  withdrawal  if a premium  tax was  incurred  and is not refundable. In Maine, the Company deducts the premium tax from purchase payments applied  to a  Non-Qualified  Plan.  The  Company  reserves  the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the  Subaccounts,  the operations of the
Company with  respect to the  Contracts,  or payment of premiums or  acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of Security  Benefit and the Separate  Account" and "Charge for Security Benefit
Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the administrative charge for a Contract where the expenses associated with the sale of the Contract or the  administrative and maintenance costs associated with the
Contract  are  reduced for  reasons  such as the amount of the initial  purchase payment or the amounts of projected purchase payments.

GUARANTEE  OF CERTAIN  CHARGES  -- The  Company  guarantees  that the charge for mortality  and  expense  risks will not  exceed an annual  rate of 1.25% of each
Subaccount's  average daily net assets and the  administrative  charge shall not exceed an annual rate of 0.15% of each Subaccount's average daily net assets.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the first annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  Contract  Anniversary.  See  "Selection of an Option." If there are Joint
Annuitants,  the birthdate of the older  Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  annuity  for  use  with  the
Subaccounts or as a fixed annuity for use with the Fixed Account.  A combination variable and fixed annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any  applicable  premium taxes and any outstanding Contract Debt.

   The  Contracts  provide for six Annuity  Options.  The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4 are based  upon  annuity  rates  that  vary  with the  Annuity  Option selected.  In the case of Options 1 through 4, the annuity rates will vary based on the age and sex of the  Annuitant,  except  that unisex  rates are  available where required by law. The annuity rates reflect your life expectancy based upon your age as of the  Annuity  Start Date and your  gender,  unless  unisex  rates apply.  The  annuity  rates are based upon the 1983(a)  mortality  table and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without  regard to annuity  rates.  If no Annuity Option has been selected,  annuity  payments  will be made to the  Annuitant  under an automatic option,  which shall be an annuity  payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under Option 2.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

   Once annuity  payments have commenced  under Annuity  Options 1 through 4, an
Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity and receive a lump-sum  settlement  in lieu  thereof.  Under Annuity
Options  5 and 6,  full  and  partial  withdrawals  may be  made.  The  Contract specifies  annuity tables for Annuity Options 1 through 4 described  below.  The tables contain the guaranteed  minimum dollar amount (per $1,000 applied) of the
FIRST  annuity  payment for a variable  annuity and each  annuity  payment for a fixed annuity.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity  payment if the  Annuitant's  death occurs prior to the due date of the second  annuity  payment,  two if death  occurs prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be 5,10,15 or 20 years,  as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

   OPTION 3 -- LIFE WITH  INSTALLMENT  REFUND OPTION.  Periodic annuity payments will be made during the lifetime of the  Annuitant  with the promise that if, at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined by dividing the amount  applied under this Option by the amount of the first  payment,  annuity  payments  will be  continued  to the
Designated Beneficiary until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR.  Periodic  annuity payments will be made during the lifetime of either  Annuitant.  It is possible  under this Option for only one annuity  payment to be made if both  Annuitants die prior to the second annuity payment due date, two if both die prior to the third annuity payment due date,  etc.  AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM  NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  CEASE  UPON  THE  DEATH  OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as elected,  by the
Owner, with the guarantee that if, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount  elected by the Owner will be made until the amount  applied and interest thereon  are  exhausted,  with  the  guarantee  that  if,  at the  death  of all
Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity  Options 1 through 4 are based on an  "assumed  interest  rate" of 3.5%, compounded  annually.  Variable annuity payments  generally increase or decrease from one  annuity  payment  date to the next based upon the  performance  of the applicable  Subaccounts  during the  interim  period  adjusted  for the  assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity  payments  will  increase,  and if it is less than the assumed  interest rate, the annuity  payments will decline.  A higher assumed  interest rate would mean a higher initial  annuity  payment,  but the amount of the annuity  payment would  increase  more  slowly in a rising  market (or the amount of the  annuity payment would decline more rapidly in a declining  market).  A lower  assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant.

   For  Non-Qualified  Plans,  the Company does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  purchase  payments  and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment company under the 1940 Act. Accordingly, neither the
Fixed Account nor any interests  therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed
Account.  This  disclosure,   however,  may  be  subject  to  certain  generally
applicable  provisions of the federal  securities  laws relating to the accuracy and  completeness  of  statements  made in the  Prospectus.  This  Prospectus is generally  intended  to serve as a  disclosure  document  only for  aspects of a
Contract  involving the Separate Account and contains only selected  information regarding the Fixed Account.  For more information  regarding the Fixed Account, see "The Contract."

   Amounts  allocated to the Fixed Account become part of the General Account of the Company,  which consists of all assets owned by the Company other than those in the Separate Account and other separate  accounts of the Company.  Subject to applicable  law,  the Company has sole  discretion  over the  investment  of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an annual  effective  rate of 3.0%,  which will accrue daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate ("Current  Rate") that exceeds the  Guaranteed  Rate. The
Company will determine the Current Rate, if any, from time to time.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration  begins with respect to that portion of Contract  Value which will earn  interest  at the  Current  Rate,  if any,  in effect on the day of the new
Guarantee Period.

   Contract Value  allocated or transferred to the Fixed Account at one point in time may be credited  with a different  Current Rate than  amounts  allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  Current
Rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the Fixed  Account,  withdrawals,  loans,  or transfers  from the Fixed
Account will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee  Period expires during the calendar month in which the withdrawal,  loan, or transfer is effected;  (2) then in the order  beginning  with that portion of such  Contract
Value  which has the  longest  amount of time  remaining  before  the end of its
Guarantee Period; and (3) ending with that portion which has the least amount of time  remaining  before the end of its Guarantee  Period.  For more  information about  transfers and  withdrawals  from the Fixed  Account,  see  "Transfers and
Withdrawals From the Fixed Account."

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit."

CONTRACT  CHARGES  --  Premium  taxes  will be the same for  Contractowners  who allocate  purchase  payments or transfer  Contract Value to the Fixed Account as for those who  allocate  purchase  payments  or transfer  Contract  Value to the
Subaccounts.  The charges for mortality and expense risks and the administrative charge will not be assessed against the Fixed Account,  and any amounts that the
Company pays for income taxes allocable to the  Subaccounts  will not be charged against the Fixed Account. In addition,  you will not pay directly or indirectly the investment  advisory fees and operating  expenses of the Underlying  Fund to the extent the Contract  Value is allocated to the Fixed Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) from Contract Value,  the Guarantee Period of which expires  during  the  calendar  month in which the  transfer  is  effected,  (2)
pursuant to the Dollar Cost Averaging  Option,  provided that such transfers are scheduled  to be made over a period of not less than one year,  and (3) pursuant to the Asset  Reallocation  Option,  provided  that,  upon  receipt of the Asset
Reallocation  Request,  Contract Value is allocated  among the Fixed Account and the  Subaccounts  in  the  percentages  selected  by the  Contractowner  without violating the  restrictions on transfers from the Fixed Account set forth in (1)
above. Accordingly, if you desire to implement the Asset Reallocation Option you should do so at a time when  Contract  Value may be  transferred  from the Fixed
Account to the Subaccounts  without violating the restrictions on transfers from the  Fixed  Account.  Once you  implement  an  Asset  Reallocation  Option,  the restrictions  on  transfers  will not apply to  transfers  made  pursuant to the
Option.

   The  minimum  amount  that you may  transfer  from the Fixed  Account  to the
Subaccounts is the lesser of (i) $1,000 or (ii) the amount of Contract Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves the right to waive or limit the number of transfers  permitted each  Contract  Year to 14  transfers,  to suspend  transfers,  and to limit the amount that may be subject to transfers  and the amount  remaining in an account after a transfer.

   If purchase payments are allocated (except purchase payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed
Account, any transfers from the Fixed Account in connection with the Dollar Cost
Averaging or Asset Reallocation Options and any systematic  withdrawals from the
Fixed  Account  will  automatically  terminate  as of the date of such  purchase
payment  or  transfer.   You  may  reestablish  Dollar  Cost  Averaging,   Asset
Reallocation  or systematic  withdrawals  from the Fixed Account by submitting a written  request  to the  Company.  However,  if for any  reason a  Dollar  Cost
Averaging or systematic withdrawal option is cancelled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary (or semiannual or annual  anniversary  in the case of systematic  withdrawals)  that corresponds to the period selected in establishing the option.

   You may also make full withdrawals to the same extent as if you had allocated
Contract Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Account only (1) from  Contract  Value,  the Guarantee  Period of which  expires  during the  calendar  month in which the partial  withdrawal  is effected,  (2) pursuant to systematic withdrawals and (3) once per Contract Year in an amount equal to the greater of $5,000 or 10% of the Contract  Value in the
Fixed  Account  at the  time of the  partial  withdrawal.  However,  no  partial withdrawal  request will be processed  which would result in the  withdrawal  of
Contract Value from the Loan Account. Systematic withdrawals from Contract Value allocated to the Fixed  Account  must provide for payments  over a period of not fewer than 36 months. Any change in the type,  frequency or amount of Systematic
Withdrawals  from the  Fixed  Account  requires  that a new 36 month  period  be started.  See "Full and Partial  Withdrawals"  and "Systematic  Withdrawals." In
addition,  to the same  extent  as  Contractowners  with  Contract  Value in the
Subaccounts,  the Owner of a Contract used in connection  with a Qualified  Plan may  obtain a loan if  permitted  under the  terms of the  Qualified  Plan.  See
"Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in  any  later  change  shown  in  the  Company's  records.  While  living,  the
Contractowner  alone has the right to receive  all  benefits  and  exercise  all rights  that the  Contract  grants or the  Company  allows.  The Owner may be an entity that is not a living person,  such as a trust or corporation  referred to herein as "Non-Natural Persons." See "Federal Tax Matters."

   JOINT  OWNERS.  The  Joint  Owners  will be  joint  tenants  with  rights  of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or  Joint  Owner  during  the  Accumulation  Period.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the  application  or any later  change  shown in the  Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner during the Accumulation Period.  Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The  Contractowner  may change  the  Primary  Beneficiary  at any time while the
Contract  is in force by written  request on forms  provided  by the Company and received by the  Company at its  Administrative  Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative
Office. The change will be effective as of the date the form is signed,  subject to any payments made or other actions taken by the Company  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Many Qualified  Plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS  -- The  Contract  may share in the surplus  earnings of the  Company.
However,  the current dividend scale is zero and the Company does not anticipate that dividends  will be paid.  Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount to the Fixed Account on the Valuation Date a proper  written  request is received at the Company's  Administrative  Office.  However,  the Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o  During  which the NYSE is closed,  other than  customary  weekend and holiday closings,

o  During which trading on the NYSE is restricted as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan.  You may  obtain a loan by  submitting  a proper  written  request  to the
Company. A loan must be taken while the Owner is living and prior to the Annuity
Start Date. The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all  contracts  combined is  generally  equal to the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the  Contract  Value or $10,000,  whichever  is greater  (the $10,000 limit is not available  for Contracts  issued under a 403(b) Plan subject to the
Employee  Retirement  Income  Security Act of 1974).  The Internal  Revenue Code
requires  aggregation of all loans made to an individual employee under a single employer  plan.  However,  since  the  Company  has  no  information  concerning outstanding loans with other providers,  we will only use information  available under  annuity  contracts  issued  by  us,  and  you  will  be  responsible  for determining  your  loan  limits  considering  loans  from  other  providers.  In addition,  reference  should be made to the terms of your  particular  Qualified
Plan for any additional loan restrictions.

   When an  eligible  Contractowner  takes a loan,  Contract  Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account  earn 3%,  the  minimum  rate of  interest  guaranteed  under  the Fixed
Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the  effective  date of any  loan.  The loan  interest  rate  will be 5.5%.
Because the Contract  Value  maintained in the Loan Account (which will earn 3%)
will always be equal in amount to the outstanding loan balance,  the net cost of a loan is 2.5%.

   Loans  must be repaid  within  five  years,  unless the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid within
30 years.  You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time.  Upon receipt of a loan  payment,  the Company will transfer  Contract  Value from the Loan Account to the Fixed Account and/or the Subaccounts  according to your current instructions with respect to purchase payments  in an amount  equal to the  amount by which the  payment  reduces  the amount of the loan outstanding.

   If you do not make any required  loan payment  within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your TOTAL  OUTSTANDING  LOAN
BALANCE will be deemed to be in default for tax reporting  purposes.  The entire loan balance, with any accrued interest,  will be reported as income to the IRS.
The Company may agree to extend these  deadlines  for late  payments  within any limits  imposed  by the IRS  regulations.  Once a loan  has gone  into  default, regularly scheduled payments will not be accepted.  No new loans will be allowed while a loan is in  default.  Interest  will  continue  to  accrue  on a loan in default.  Contract  Value  equal to the amount of the accrued  interest  will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding  balance  may be  deducted  from  Contract  Value  on or  after  the
Contractowner attains age 59 1/2. The Contract will be automatically  terminated if the  outstanding  loan  balance  on a loan in default  equals or exceeds  the
Withdrawal Value. The proceeds from the Contract will be used to repay the debt.
Because of the adverse tax  consequences  associated  with defaulting on a loan, you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

   While the  amount to secure the loan is held in the Loan  Account,  you forgo the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

   In the event that you elect to  exchange  your  Contract  for a  contract  of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

   You should consult with your tax adviser on the effect of a loan.

   Loans are not  available in certain  states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that  state at that  time,  but there can be no  assurance  that  loans  will be approved.  Prospective  Contractowners  should  contact  their agent  concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection  with a Qualified Plan you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are attributable to your contributions made after December 31, 1988 under a salary reduction  agreement begin only after you (i) reach age 59 1/2, (ii) have a severance from  employment,  (iii) die, (iv) become  disabled,  or (v) incur a hardship. Furthermore, we may not distribute to you on account of hardship gains accrued after December 31, 1988  attributable to your  contributions.  Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical  expenses,  purchasing  a residence,  paying  certain tuition expenses or paying amounts needed to avoid eviction or foreclosure, that may ONLY be met by the  distribution.  You should  also be aware  that  Internal
Revenue Service  regulations do not allow you to make any  contributions to your
403(b) annuity contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a Section  403(b)  tax-sheltered  annuity contract,  you will not be  entitled  to make a full or partial  withdrawal,  as described in this  Prospectus,  in order to receive  proceeds  from the Contract attributable to your  contributions  under a salary  reduction  agreement or any gains  credited  to your  Contract  after  December  31,  1988 unless one of the conditions  above  has been  satisfied.  In the  case of  transfers  of  amounts accumulated  in a different  Section  403(b)  contract to this Contract  under a
Section 403(b)  program,  the withdrawal  constraints  described above would not apply to the amount  transferred to the Contract  designated as  attributable to your  December 31, 1988 account  balance  under the old  contract,  provided the amounts transferred between contracts qualified as a tax-free exchange under the
Internal  Revenue  Code.  You may be  able  to  transfer  your  Contract's  Full
Withdrawal   Value  to  certain  other  investment   alternatives   meeting  the
requirements of Section 403(b) that are available under your employer's  Section
403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters" below.

RESTRICTIONS  UNDER  THE  TEXAS  OPTIONAL  RETIREMENT  PROGRAM  -- If you  are a
participant in the Texas Optional Retirement  Program,  your Contract is subject to  restrictions  required under the Texas  Education  Code. In accordance  with those restrictions,  you will not be permitted to make withdrawals prior to your retirement,  death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income tax laws as currently  interpreted by the IRS, and is not intended as tax advice.  No  representation  is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the  courts.  Future  legislation  may affect  annuity  contracts  adversely.
Moreover,  no attempt has been made to consider  any  applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the fact that tax results will vary  according to the particular  circumstances  of the individual involved and, if applicable,  the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract,  the selection of an
Annuity  Option  under a  Contract,  the  receipt  of annuity  payments  under a
Contract or any other  transaction  involving a Contract.  THE COMPANY  DOES NOT
MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX  CONSEQUENCES  ARISING
FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING A CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT --

   GENERAL.  The Company  intends to be taxed as a life insurance  company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

   CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts or the  operations of the Company with respect to the Contracts,  or attributable to payments,  premiums,  or acquisition  costs under the Contracts.
The Company will review the question of a charge to the  Separate  Account,  the
Subaccounts  or the  Contracts for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses  under the Contracts is ultimately  determined to be other  than what the  Company  currently  believes  it to be, if there are changes made in the federal  income tax  treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

   Under current laws,  the Company may incur state and local taxes (in addition
to  premium  taxes)  in  several  states.  At  present,   these  taxes  are  not
significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

   DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the
Code prescribing  asset  diversification  requirements for investment  companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Fund,  intends to comply with the  diversification  requirements  of
Section 817(h).

   In  certain  circumstances,  owners  of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner),  rather than the  insurance  company,  to be  treated  as the owner of the assets in the account." This  announcement also stated that guidance would be issued by way of regulations  or rulings on the "extent to which  policyholders  may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

   The  ownership  rights under the  Contract  are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the  Contractowner has additional  flexibility in allocating  purchase payments and Contract Values.  These differences could result in a Contractowner being  treated as the owner of a pro rata  portion of the assets of the Separate
Account.  In  addition,  the Company  does not know what  standards  will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company  therefore  reserves the right to modify the Contract,  as it deems  appropriate,  to attempt to prevent a  Contractowner from  being  considered  the  owner of a pro rata  share  of the  assets  of the
Separate  Account.  Moreover,  in the event  that  regulations  or  rulings  are adopted,  there can be no assurance  that the  Underlying  Funds will be able to operate as currently  described in the Prospectus,  or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general,  a Contractowner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons" and  "Diversification  Standards."  Withholding of federal income  taxes on all  distributions  may be required  unless a recipient  who is eligible  elects not to have any amounts  withheld  and  properly  notifies  the
Company of that election.

   SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY START DATE.  Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender,  the  receipt is  taxable  to the  extent  that the cash value of the
Contract  exceeds the  investment in the Contract.  The taxable  portion of such payments will be taxed at ordinary income tax rates.

   For fixed annuity payments,  the taxable portion of each payment generally is determined by using a formula known as the "exclusion  ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable annuity payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable  amount," which establishes the non-taxable  portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the  investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity  payments  to date equals the  investment  in the
Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN  SURRENDERS AND  WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy)  of the taxpayer,  or the joint lives (or joint life  expectancy) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified  (other than by reason of death or  disability),  the tax for the first year in which the modification occurs will be increased by an amount (determined by the  regulations)  equal to the tax that would have been imposed but for item
(iii) above,  plus interest for the deferral period,  if the modification  takes place (a) before  the close of the  period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract  must provide the following two  distribution  rules:  (a) if any Owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the Owner's  interest will be distributed  at least as quickly as the method in effect on the  Owner's  death;
and (b) if any Owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a Designated  Beneficiary,  must be annuitized over the life of that  Designated  Beneficiary or over a period not extending  beyond the life expectancy of that  Beneficiary,  commencing within one year after the date of death of the Owner. If the sole  Designated  Beneficiary is the spouse of the deceased Owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as
Owner.

   Generally,  for purposes of determining when  distributions  must begin under the foregoing rules, where an Owner is not an individual,  the primary annuitant is considered the Owner. In that case, a change in the primary annuitant will be treated as the death of the Owner.  Finally,  in the case of Joint  Owners,  the distribution-at-death  rules will be applied by treating  the death of the first
Owner  as the  one to be  taken  into  account  in  determining  generally  when distributions must commence, unless the sole Beneficiary is the deceased Owner's spouse.

   GIFT OF ANNUITY CONTRACTS.  Generally,  gifts of non-tax qualified  Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

   CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is  held  by a non-natural  person (for example,  a  corporation),  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  Qualified  Plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE  CONTRACT  RULE.  For  purposes  of  determining  the  amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer  to the same  Contractowner  during  any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

   In  addition,  the  Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

   POSSIBLE TAX CHANGES.  In recent  years,  legislation  has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax  consequences  to the Owner that are not
discussed  herein.  An  Owner  contemplating  any  such  transfer,   assignment,
selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements  of Section 401,  403(b),  408, 408A or 457 of the Code. If you are
purchasing  the  Contract as an  investment  vehicle for one of these  Qualified
Plans, you should consider that the Contract does not provide any additional tax advantages beyond that already  available  through the Qualified Plan.  However, the Contract  does offer  features  and  benefits in addition to  providing  tax
deferral  that  other  investments  may  not  offer,   including  death  benefit
protection for your beneficiaries and annuity options which guarantee income for life.  You should  consult with your  financial  professional  as to whether the overall  benefits  and costs of the Contract are  appropriate  considering  your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract.  Contractowners,  Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contracts comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION 401. Code Section 401 permits employers to establish various types of retirement  plans (e.g.,  pension,  profit  sharing and 401(k)  plans) for their employees. For this purpose,  self-employed individuals (proprietors or partners operating a trade or business) are treated as employees  and therefore  eligible to participate in such plans.  Retirement  plans  established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

   In order for a retirement  plan to be "qualified"  under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting;  (ii) not discriminate in favor of "highly compensated"  employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv)  prohibit  the use of plan  assets for  purposes  other than the  exclusive benefit  of the  employees  and their  beneficiaries  covered  by the plan;  (v)
provide  for  distributions  that  comply  with  certain  minimum   distribution
requirements;  (vi) provide for certain  spousal  survivor  benefits;  and (vii)
comply with numerous other qualification requirements.

   A retirement  plan qualified under Code Section 401 may be funded by employer
contributions,   employee   contributions   or  a  combination  of  both.   Plan
participants  are  normally not subject to tax on employer  contributions  until such amounts are actually distributed from the plan. Depending upon the terms of the  particular  plan,  employee  contributions  may be  made  on a  pre-tax  or after-tax basis. In addition,  plan  participants are not taxed on plan earnings derived from either employer or employee  contributions  until such earnings are distributed.

   Each  employee's  interest in a retirement  plan qualified under Code Section
401 must  generally be  distributed  or begin to be  distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2, or retires  ("required  beginning  date").  The required  beginning  date for 5% owners is April 1of the calendar year following the year in which the owner attains age 70 1/2. Periodic  distributions must not extend  beyond  the life of the  employee  or the  lives of the  employee  and a designated beneficiary (or over a period extending beyond the life expectancy of the  employee or the joint life  expectancy  of the  employee  and a  designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire  interest  in the plan must  generally  be  distributed  to a designated  beneficiary before the close of the calendar year following the year of the employee's  death and be made over the life of the beneficiary (or over a period not  extending  beyond the life  expectancy of the  beneficiary).  If the designated beneficiary is the employee's surviving spouse,  distributions may be delayed  until  the  employee  would  have  reached  age 70 1/2.  If there is no
designated  beneficiary,   or  if  delayed  distributions  are  elected  by  the
Beneficiary, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.

   Annuity  payments  distributed  from a retirement  plan qualified  under Code
Section 401 are taxable under  Section 72 of the Code.  Section 72 provides that the portion of each payment  attributable to contributions  that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment.  The portion so excluded is determined by dividing the employee's  investment in the plan by (1) the number of anticipated payments determined  under a table set forth in Section 72 of the Code or (2) in the case of a contract  calling for installment  payments,  the number of monthly annuity payments  under such  contract.  The  portion  of each  payment in excess of the exclusion amount is taxable as ordinary income.  Once the employee's  investment has been recovered,  the full annuity  payment will be taxable.  If the employee should die prior to recovering  his or her entire  investment,  the  unrecovered investment will be allowed as a deduction on the employee's final return. If the employee made no  contributions  that were taxable when made, the full amount of each annuity payment is taxable as ordinary income.

   A "lump-sum" distribution from a retirement plan qualified under Code Section
401 may be eligible  for  favorable  tax  treatment  by certain  individuals.  A
"lump-sum"  distribution  means the distribution  within one taxable year of the balance to the credit of the employee which becomes  payable:  (i) on account of the  employee's  death,  (ii) after the  employee  attains age 59 1/2,  (iii) on account of the employee's termination of employment (in the case of a common law employee only) or (iv) after the employee has become  disabled (in the case of a self-employed person only).

   As a general  rule,  a lump-sum  distribution  is fully  taxable as  ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free.  However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

   Distributions  from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to another eligible retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

   SECTION  403(b).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Section  403(b)  annuities  are  generally   subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code. See "Section 401."

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled;
or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

   SECTIONS 408 AND 408A. INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not  exceed  (except  in  the  case  of a  rollover  contribution)  100%  of the individual's earned income under current tax law or the applicable dollar amount as shown in the table below:

                      ===================================
                           TAX YEAR                AMOUNT
                      -----------------------------------
                           2003-2004               $3,000
                           2005-2007               $4,000
                      2008 and thereafter          $5,000
                      ===================================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2003-2005,  or $1,000 for the tax year 2006 or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored  retirement  plan,  the amount of the IRA  contributions  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal  Revenue  Service.  Purchasers  of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal  Revenue Service or other  appropriate  agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure
Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 401 of the Code; however, the required beginning date for traditional IRAs is generally the  date  that  the  Contractowner  reaches  age  70  1/2--the  Contractowner's retirement date, if any, will not affect his or her required beginning date. See
"Section 401."  Distributions  from IRAs are generally  taxed under Code Section
72. Under these rules,  a portion of each  distribution  may be excludable  from income. The amount excludable from the individual's  income is the amount of the distribution  which  bears  the  same  ratio as the  individual's  nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA.  Regular  contributions may be made to a Roth  IRA up to the  same  contribution  limits  that  apply to traditional IRA contributions.  The regular  contribution  limits are phased out for  taxpayers  with $95,000 to $110,000 in adjusted  gross income  ($150,000 to
$160,000  for married  filing  joint  returns).  Also the  taxable  balance in a traditional  IRA may be rolled over or converted  into a Roth IRA for  taxpayers with adjusted gross income of up to $100,000.

   Regular  contributions  to a Roth IRA are not  deductible  and  rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the  Contract  for such  purposes  will be provided  with such  supplementary information as may be required by the IRS or other appropriate  agency, and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules during the Contractowner's lifetime.  Generally,  however, the amount in a remaining Roth IRA after the Contractowner's  death must begin to be distributed by  the  end  of the  first  calendar  year  after  death,  and  made  over  the beneficiary's life expectancy.  If there is no beneficiary or if the beneficiary elects to delay  distribution,  the amount must be distributed by the end of the fifth full calendar year after death of the Contractowner.

   SECTION  457.  Section 457 of the Code  permits  employees of state and local governments  and units and  agencies  of state  and local  governments,  such as schools,  as well as  tax-exempt  organizations  to  defer a  portion  of  their compensation without paying current taxes if those employees are participants in an  eligible  deferred  compensation  plan.  A Section  457 plan may  permit the purchase of Contracts to provide benefits thereunder.

   Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment in the case of a tax-exempt  employer sponsor,  all amounts  deferred  under the plan,  and any income  thereon,  remain  solely the property of the  employer  and  subject to the claims of its  general  creditors until paid to the participant.  The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or a custodial account or an  annuity  contract)  for the  exclusive  benefit of plan  participants.  A
Section 457 plan must not permit the  distribution of a  participant's  benefits until the  participant  attains age 70 1/2,  terminates  employment or incurs an
"unforeseeable emergency."

   Section 457 plans are generally subject to minimum distribution  requirements similar to those  applicable to retirement  plans qualified under Section 401 of the Code.  See "Section 401." Since under a Section 457 plan  contributions  are generally  excludable  from the taxable income of the employee,  the full amount received  will  usually be taxable as  ordinary  income  when  annuity  payments commence or other distributions are made.  Distributions from a Section 457 plan
for  a  tax-exempt   employer,   are  not   eligible  for  tax-free   rollovers.
Distributions from a governmental Section 457 plan may be rolled over to another eligible retirement plan including, an IRA.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the individual's gross income until some future time.

   If any portion of the balance to the credit of a participant in a Section 401 plan,  Section  403(b)  plan or  governmental  Section  457  plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount  received to an "eligible  retirement  plan," then the amount so transferred is not includable in income.  Also, pre-tax  distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover  distribution"  generally means any  distribution  that is not one of a series  of  periodic  payments  made  for the life of the  distributee  or for a
specified  period  of  at  least  ten  years.  In  addition,   required  minimum
distributions,  death  distributions  (except to a surviving spouse) and certain corrective distributions will not qualify as eligible rollover distributions.  A rollover must be made directly between plans or indirectly  within 60 days after receipt of the distribution.

   An "eligible retirement plan" will be another retirement plan qualified under
Code Section 401, a Section  403(b) plan, a  traditional  individual  retirement
account  or  annuity  under  Code  Section  408  or  a   governmental   deferred
compensation plan under Code Section 457. With respect to a Section 403(b) plan, an  "eligible  retirement  plan"  will  be  another  Section  403(b)  plan or an individual retirement account or annuity described in Code Section 408.

   A Section 401 plan, a Section 403(b) plan or a governmental  Section 457 plan must generally provide a participant receiving an eligible rollover distribution the option to have the  distribution  transferred  directly to another  eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii) that are rolled  over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums in certain  cases.  In addition,  the 10% penalty tax is generally  not applicable to  distributions  from a Section 457 plan.  There are two additional exceptions to the 10% penalty tax on  withdrawals  from IRA's before age 59 1/2:
withdrawals made to pay "qualified"  higher  education  expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of fewer than ten years)  from a  Qualified  Plan (other than IRAs and tax-exempt  entity  Section 457 plans) are  generally  subject to mandatory  20%
income tax withholding.  However,  no withholding is imposed if the distribution is  transferred  directly  to  another  eligible  retirement  plan.  Nonperiodic distributions  from an IRA are subject to income tax  withholding  at a flat 10%
rate.  The recipient of such a  distribution  may elect not to have  withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Contractowner considering adoption of a Qualified Plan and purchase of a Contract in  connection  therewith  should  first  consult a qualified  and competent  tax adviser  with  regard to the  suitability  of the  Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING  OF  UNDERLYING  FUND  SHARES -- You  indirectly  (through  the  Separate
Account)  purchase  shares of the  Underlying  Fund when you  allocate  purchase payments to the Subaccounts.  The Company owns shares of the Underlying Funds in the Separate Account for your benefit.  Under current law, the Company will vote shares of the Underlying Funds held in the Subaccounts in accordance with voting instructions  received from Owners  having the right to give such  instructions.
You will have the right to give voting  instructions to the extent that you have
Account Value allocated to the particular Subaccount.  The Company will vote all shares it owns through the  Subaccount in the same  proportion as the shares for which it receives voting  instructions from Owners.  The Company votes shares in accordance with its current understanding of the federal securities laws. If the
Company later  determines that it may vote shares of the Underlying Funds in its own right, it may elect to do so.

   Unless  otherwise  required  by  applicable  law,  the  number of shares of a particular  Underlying Fund as to which you may give voting  instructions to the
Company is  determined  by  dividing  your  Account  Value in the  corresponding
Subaccount  on a  particular  date by the net  asset  value  per  share  of that
Underlying  Fund as of the same  date.  Fractional  votes will be  counted.  The number of votes as to which voting  instructions may be given will be determined as of the date  established by the Underlying Fund for determining  shareholders eligible to vote at the meeting of the Underlying  Fund. If required by the SEC, the Company  reserves the right to  determine in a different  fashion the voting rights  attributable to the shares of the Underlying Fund.  Voting  instructions may be cast in person or by proxy.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for investment, or if Company management believes further investment  in  shares  of any or all of  the  Underlying  Funds  should  become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased  or to be purchased  in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   The Company also reserves the right to establish  additional  Subaccounts  of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance with applicable law, the Company may transfer assets to the  General  Account.  The  Company  also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the  event of any  such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state  statute or  regulation.  The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth a summary of the transactions that occurred during the year and indicating the Contract  Value as of the end of the year. In addition,  the statement  will indicate  the  allocation  of  Contract  Value  among the Fixed  Account and the
Subaccounts  and any other  information  required by law.  The Company will also
send  out  confirmations   upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive an annual and semiannual  report  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio  securities  of each  Underlying  Fund,  as  required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  EXCHANGE  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Telephone  Transfer section of the application or the
proper  form  has  been   completed,   signed,   and  filed  at  the   Company's
Administrative  Office.  The Company has established  procedures to confirm that instructions  communicated  by telephone  are genuine and will not be liable for any losses due to fraudulent or unauthorized  instructions  provided it complies with its procedures. The Company's procedures require that any person requesting a  transfer  by  telephone  provide  the  account  number  and the  Owner's  tax identification number and such instructions must be received on a recorded line.
The Company reserves the right to deny any telephone  transfer  request.  If all telephone  lines are busy (which might occur,  for  example,  during  periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing  telephone transfers,  you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company,  nor any of its  affiliates,  nor any Underlying
Fund  will  be  liable  for any  loss,  damages,  cost,  or  expense  (including attorneys'  fees)  arising  out of any  telephone  requests,  provided  that the
Company effects such requests in accordance with its procedures.  As a result of this policy on  telephone  requests,  you may bear the risk of loss arising from the telephone  transfer  privileges.  The Company may  discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account  is a party or which  would  materially  affect  the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection with the issue and sale of the Contracts described in this  Prospectus,  the  Company's  authority to issue the Contracts under Kansas law, and the  validity of the forms of the  Contracts  under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,  and the total return of all  Subaccounts,  except the Money Market
Subaccount, may appear in advertisements, reports, and promotional literature to current or prospective Owners.

   Current  yield  for the  Money  Market  Subaccount  will be based  on  income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period.  Quotations of average  annual total return for a
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  will reflect the deduction of the administrative charge and the mortality and expense risk charge and may simultaneously be shown for other periods.

   Although the Contracts  were not available for purchase  until April 4, 1995, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets, or tracked by other rating services, companies, publications, or persons who rank separate accounts or other investment  products on overall  performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an  investment  in the  Contract.  Unmanaged indices may assume the  reinvestment  of dividends  but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the  Underlying  Funds in which the
Subaccount  invests and the market conditions during the given time period,  and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of Variable Annuity Account VIII at December 31, 2002, and
for each ofthe  specified  periods  ended  December 31, 2002, or for portions of such  periods as  disclosed  in the  financial  statements,  are included in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial  statements relating to the Company. The contents of the Statement of Additional Information are set forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 401
  Section 403(b)
  Section 408 and 408A
  Section 457

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no  guarantee  that  any  Underlying  Fund  will  meet  its  investment objective.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  UNDERLYING  FUND  PROSPECTUS.  PROSPECTUSES  FOR THE
UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

AIM VARIABLE  INSURANCE FUNDS -- The AIM Variable Insurance Funds is an open-end investment  company.  Shares of the Fund's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life insurance products. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston,
Texas 77046-1173,  serves as investment adviser and manager of the portfolios of the Fund.

   AIM V.I. BASIC VALUE FUND (SERIES II). AIM V.I. Basic Value Fund (the "Fund")
is a portfolio of the AIM Variable Insurance Funds.

   INVESTMENT OBJECTIVE:  To seek long-term growth of capital. The Fund seeks to meet this objective by investing,  normally, at least 65% of its total assets in equity  securities of U.S. issuers that have market  capitalizations  of greater than  $500  million  and  that  the  Fund's  portfolio  managers  believe  to be undervalued in relation to long-term  earning power or other  factors.  The Fund may also  invest up to 35% of its total  assets  in  equity  securities  of U.S.
issuers  that have  market  capitalizations  of less than  $500  million  and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments,  all of which are issued by U.S. issuers.
The Fund may also invest up to 25% of its total assets in foreign issuers.

   AIM V.I.  MID CAP CORE EQUITY FUND  (SERIES II). AIM V.I. Mid Cap Core Equity
Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

   Investment  Objective:  To seek long-term  growth of capital.  The Fund seeks this objective by investing,  normally,  at least 80% of its total assets,  plus the amount of any  borrowings  for investment  purposes,  in equity  securities, including  convertible  securities,  of mid-cap companies.  The Fund considers a company to be a mid-cap company if it has a market capitalization at the time of purchase,  within the range of market  capitalizations  of companies included in the Russell  MidcapTM Index.  In complying with the 80% investment  requirement, the Fund may include  synthetic  instruments,  which are  investments  that have economic  characteristics  similar to the  Fund's  direct  investments,  and may
include  warrants,   futures,   options,   exchange-traded  funds  and  American
Depositary  Receipts.  The Fund may also invest up to 25% of its total assets in foreign securities.

AMERICAN  CENTURY®  VP  FUND -- The  American  Century  VP  Fund is an  open-end investment  company.  Shares of the Fund's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life insurance  products.  American Century  Investment  Management,  Inc., 4500 Main
Street, Kansas City, Missouri 64111, serves as investment adviser and manager of the series of the Fund.

   AMERICAN  CENTURY VP ULTRA® FUND (CLASS II).  American  Century VP Ultra Fund
(the "Fund") is a series of the American Century VP Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term  capital growth.  The Fund managers look for stocks of large  companies  they  believe  will  increase in value over time, using a growth investment  strategy  developed by American  Century.  This strategy  looks for  companies  with  earnings  and  revenues  that are not only growing,  but growing at a  successively  faster,  or  accelerating  pace.  This strategy  is based on the  premise  that,  over the long  term,  the  stocks  of companies with  accelerating  earnings and revenues have a  greater-than-average chance to increase in value.  The  managers  use a bottom-up  approach to select stocks to buy for the Fund.  This means that the managers make their  investment decisions  based  primarily  on the  business  fundamentals  of  the  individual companies,  rather than on economic  forecasts or the outlook for  industries or sectors.  Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign companies,  which present some unique risks. The fund managers do not attempt to time the market.  Instead,  under normal market conditions,  they intend to keep the Fund  essentially  fully  invested in stocks  regardless  of the movement of stock prices generally.

   AMERICAN  CENTURY VP VALUE FUND  (CLASS II).  American  Century VP Value Fund
(the "Fund") is a series of the American Century VP Fund.

   INVESTMENT OBJECTIVE: To seek long-term capital growth. Income is a secondary objective.  The Fund managers look for stocks of companies that they believe are undervalued  at the time of purchase,  using a value  investment  strategy  that looks  for  companies  that are  temporarily  out of favor  in the  market.  The managers attempt to purchase the stocks of these undervalued  companies and hold them until they have returned to favor in the market and their stock prices have gone up.  Companies may be  undervalued  due to market  declines,  poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or  because  they  have been  overlooked  by the  market.  Under  normal  market conditions,  the Fund managers  intend to keep at least 80% of the Fund's assets invested in U.S. equity securities.

DREYFUS VARIABLE  INVESTMENT FUND -- Dreyfus Variable  Investment Fund ("Dreyfus
VIF") is an open-end  investment  company.  Portfolio shares are offered only to separate  accounts  established by insurance  companies to fund variable annuity contracts and variable life insurance  policies.  The Dreyfus  Corporation,  200
Park  Avenue,  New York,  New York 10166,  serves as  investment  adviser to the
Portfolio.

   DREYFUS  VIF  INTERNATIONAL  VALUE  PORTFOLIO  (SERVICE  CLASS).  Dreyfus VIF
International  Value  Portfolio  (the  "Portfolio")  is a series of the  Dreyfus
Variable Investment Fund.

   INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio  normally invests at least 80% of its assets in stocks.
The  Portfolio  ordinarily  invests most of its assets in  securities of foreign
companies.   The  Portfolio's  stock  investments  may  include  common  stocks, preferred  stocks and  convertible  securities,  including  those  purchased  in initial  public  offerings or shortly  thereafter.  The  Portfolio may invest in companies of any size.  The  Portfolio  may also invest in companies  located in emerging markets.

INVESCO VARIABLE INVESTMENT FUNDS, INC.-- The INVESCO Variable Investment Funds,
Inc. is an open-end  investment  company.  Shares of the Fund's  portfolios  are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products.  INVESCO Funds Group, Inc.  ("INVESCO"),  4350
South Monaco Street, Denver, Colorado,  serves as investment adviser and manager of the series of the Fund.

   INVESCO  VIF HEALTH  SCIENCES  FUND.  INVESCO VIF Health  Sciences  Fund (the
"Fund") is a series of the INVESCO Variable Investment Funds, Inc.

   INVESTMENT  OBJECTIVE:  To seek capital growth.  The Fund is actively managed and invests  primarily in equity  securities that INVESCO  believes will rise in price faster than other securities,  as well as in options and other investments whose values are based upon the values of equity  securities.  The Fund normally invests at least 80% of its net assets in equity  securities and  equity-related instruments  of companies  that  develop,  produce,  or  distribute  products or services  related to health care. These companies  include,  but are not limited to, medical equipment or supplies,  pharmaceuticals,  biotechnology,  and health care  providers  and services  companies.  At any given time,  20% of the Fund's assets is not required to be invested in the sector.

   INVESCO VIF REAL ESTATE OPPORTUNITY FUND. INVESCO VIF Real Estate Opportunity
Fund (the "Fund") is a series of the INVESCO Variable Investment Funds, Inc.

   INVESTMENT  OBJECTIVE:  To seek capital  growth.  The Fund also seeks to earn current income. The Fund is aggressively managed and invests primarily in equity
securities  that  INVESCO   believes  will  rise  in  price  faster  than  other
securities,  as well as in options and other  instruments whose values are based upon the values of equity securities.  The Fund normally invests at least 80% of its net assets in equity securities and equity-related  instruments of companies doing business in the real estate  industry,  including  real estate  investment trusts  ("REITS"),  which invest in real estate or interests in real estate.  No one  property  will  represent  more than 50% of the Fund's  total  assets.  The companies  in which the Fund invests may also  include,  but are not limited to, real estate  brokers,  home builders or real estate  developers,  companies with substantial real estate holdings, and companies with significant  involvement in the real estate industry or other real  estate-related  companies.  At any given time, 20% of the Fund's assets is not required to be invested in the sector.

OPPENHEIMER  VARIABLE ACCOUNT FUNDS -- The Oppenheimer Variable Account Funds is
an open-end investment company. Shares of the Variable Account Funds' portfolios are available exclusively for use as the investment vehicle for variable annuity and  variable  life  insurance  products.  OppenheimerFunds,  Inc.,  498 Seventh
Avenue,  New York, New York, 10018,  serves as investment adviser and manager of the series of the Oppenheimer Variable Account Funds.

   OPPENHEIMER MAIN STREET SMALL CAP FUND/VA  (SERVICE CLASS).  Oppenheimer Main
Street  Small Cap Fund (the  "Fund")  is a series  of the  Oppenheimer  Variable
Account Funds.

   INVESTMENT OBJECTIVE:  To seek capital appreciation.  The Fund invests mainly in common  stocks of  small-capitalization  ("small  cap") U.S.  companies  that
OppenheimerFunds,  Inc.  believes have favorable  business  trends or prospects.
Under  normal  market  conditions,  the Fund will invest at least 80% of its net assets  (including  any  borrowings  for  investment  purposes) in securities of companies  having a small  market  capitalization.  These may  include  "growth"
and/or "value" common stocks and other equity securities.  The Fund incorporates a blended style of investing  combining  both growth and value styles.  The Fund currently  considers  an  issuer  having a market  capitalization  of up to $2.5 billion to be a "small-cap" issuer. The Fund measures that capitalization at the time the Fund buys the security,  and it is not required to sell the security if the issuer's  capitalization  grows above $2.5 billion.  Over time, the Fund may change  the range of assets it uses to define  "small  cap"  issuers,  as market conditions change.

PIMCO  VARIABLE  INSURANCE  TRUST -- The PIMCO  Variable  Insurance  Trust is an
open-end  investment  company.  Shares of the PIMCO Variable  Insurance  Trust's portfolios  are  available  exclusively  for use as the  investment  vehicle for variable  annuity and  variable  life  insurance  products.  Pacific  Investment
Management  Company LLC ("PIMCO"),  840 Newport Center Drive, Suite 300, Newport
Beach,  California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

   PIMCO  VIT ALL  ASSET  PORTFOLIO  (ADMINISTRATIVE  CLASS).  PIMCO  All  Asset
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT   OBJECTIVE:   To  seek  maximum  real  return   consistent   with
preservation of real capital and prudent  investment  management.  The Fund is a
"fund of funds," which is a term used to describe mutual funds that pursue their investment  objective by investing in other mutual funds. The Fund may invest in any of the funds of the PIMCO Funds:  Pacific  Investment  Management Series, an
affiliated open-end  investment  company,  except the Strategic Balanced and All
Asset Funds  ("Underlying PIMS Funds").  Research  Affiliates,  the Fund's asset allocation  sub-adviser,  determines how the Fund allocates and  reallocates its assets among the Underlying PIMS Funds. The Fund may invest in any or all of the
Underlying  PIMS Funds,  but will not normally  invest in every  Underlying PIMS
Fund at any particular time. The Fund's assets are not allocated  according to a predetermined blend of shares of the Underlying PIMS Funds. Instead, when making
allocation   decisions  among  the  Underlying  PIMS  Funds,  the  Fund's  asset allocation  sub-adviser  considers  various  quantitative  and qualitative  data relating to the U.S. and foreign  economies and securities  markets.  The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying  PIMS Funds based on its ongoing  analyses of the equity, fixed income and commodity markets.

   PIMCO VIT LOW DURATION PORTFOLIO  (ADMINISTRATIVE  CLASS). PIMCO Low Duration
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT  OBJECTIVE:   To  seek  maximum  total  return,   consistent  with
preservation  of capital and prudent  investment  management.  The Fund seeks to achieve its  investment  objective by investing  under normal  circumstances  at least 65% of its assets in a diversified  portfolio of fixed income  instruments of varying  maturities.  The average  portfolio  duration of this Fund  normally varies  within a one- to  three-year  time frame based on PIMCO's  forecast  for interest rates. The Fund invests  primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield  securities  ("junk bonds")
rated B or higher by Moody's or S&P, or, if unrated,  determined  by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated  in foreign  currencies,  and may invest  beyond  this limit in U.S.
dollar-denominated  securities of foreign issuers.  The Fund will normally hedge at least 75% of its exposure to foreign  currency to reduce the risk of loss due to  fluctuations  in  currency  exchange  rates.  The Fund may invest all of its assets in derivative  instruments,  such as options,  futures  contracts or swap agreements, or in mortgage- or asset-backed securities.

   PIMCO VIT Real Return  Portfolio  (Administrative  Class).  PIMCO Real Return
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT   OBJECTIVE:   To  seek  maximum  real  return,   consistent  with
preservation of real capital and prudent investment  management.  The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in  inflation-indexed  bonds of varying maturities issued by the U.S.
and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.  Inflation-indexed  bonds are  fixed  income  securities  that are structured  to provide  protection  against  inflation.  The value of the bond's principal or the interest  income paid on the bond is adjusted to track  changes in an official  inflation  measure.  The U.S.  Treasury uses the Consumer  Price
Index for Urban  Consumers as the  inflation  measure.  Inflation-indexed  bonds issued by a foreign  government  are generally  adjusted to reflect a comparable inflation  index,  calculated by that  government.  "Real  return"  equals total return less the estimated cost of inflation,  which is typically measured by the change in an official inflation  measure.  The average portfolio duration of the
Fund  normally  varies  within two years (plus or minus) of the  duration of the
Lehman Global Real:  U.S. TIPS Index,  which as of March 1, 2003 was 7.80 years.
The Fund invests primarily in investment grade securities,  but may invest up to
10% of its assets in high yield  securities  ("junk bonds") rated B or higher by
Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.
The Fund also may invest up to 20% of its assets in  securities  denominated  in foreign currencies,  and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund will normally hedge at least 75% of its exposure to foreign  currency to reduce the risk of loss due to  fluctuations in currency  exchange rates. The Fund is  non-diversified,  which means that it may concentrate  its assets in a smaller number of issuers than a diversified  fund.
The Fund  may  invest  all of its  assets  in  derivative  instruments,  such as options,  futures contracts or swap agreements,  or in mortgage- or asset-backed securities.

THE RYDEX VARIABLE  TRUST -- The Rydex Variable Trust is an open-end  investment company.  Shares of the Trust's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life  insurance products,  as well as for certain  pension,  profit sharing and other retirement plans. Rydex Global Advisors, 9601 Blackwell Rd., Suite 500 Rockville,  Maryland
20850, serves as investment adviser and manager of the portfolios of the Trust.

   Rydex VT Sector  Rotation Fund.  Rydex Sector Rotation Fund (the "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  The Fund seeks to respond to the dynamically changing economy by moving its investments  among different  sectors or industries.  Each month  the  Advisor,  using  a  quantitative  methodology,  ranks  approximately fifty-nine different industries based on several measures of price momentum. The
Fund then invests in the top ranked industries.  Subject to maintaining adequate liquidity  in the fund,  each  industry  or sector  investment  is  intended  to represent the entire industry or sector.  The fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

SBL FUND -- SBL Fund, an open-end  management  investment  company of the series type, is organized as a Kansas  corporation.  SBL Fund offers its shares only as investment  vehicles for variable  annuity and variable life insurance  products issued by the  Company  and its  affiliated  life  insurance  company.  Security
Management  Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, a
wholly-owned subsidiary of the Company (the "Investment Manager"), serves as the investment adviser of each Series of SBL Fund.

   SERIES A (SBL EQUITY).  Series A (SBL Equity) (the "Fund") is a series of SBL
Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term capital growth by investing,  under normal market  conditions,  at least 80% of its net assets (plus  borrowings for investment  purposes) in a  widely-diversified  portfolio of equity  securities,
which  may  include  American   Depositary  Receipts  ("ADRs")  and  convertible
securities.  The Fund  typically  invests in the equity  securities of companies whose total market value is $5 billion or greater at the time of purchase.

   SERIES B (SBL LARGE CAP VALUE).  Series B (SBL Large Cap Value) (the  "Fund")
is a series of SBL Fund. The Investment  Manager has entered into a sub-advisory agreement  with The Dreyfus  Corporation,  200 Park Avenue,  New York,  New York
10166, which provides investment advisory services to the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market conditions,  at least 80% of its total assets (plus borrowings for investment purposes) in large-capitalization  value companies (those whose total market value is $5 billion or greater at the time of purchase). The Fund's stock
investments  may  include  common  stocks,   preferred  stocks  and  convertible
securities of both U.S. issuers and U.S. dollar-denominated foreign issuers. The
Fund  may  temporarily  invest  in  cash,   government  bonds  or  money  market
securities.  In choosing  stocks,  the  Sub-Adviser,  The  Dreyfus  Corporation, invests in value-oriented companies, which are companies that are believed to be undervalued  in terms of price  or  other  financial  measurements  and that are believed to have above average growth potential. The Sub-Adviser uses a blend of quantitative  analysis and  fundamental  research to identify stocks that appear favorably  priced and that may  benefit  from the  current  market and  economic environment.

   SERIES C (SBL MONEY  MARKET).  Series C (SBL Money  Market) (the "Fund") is a
series of SBL Fund.

   INVESTMENT OBJECTIVE: To seek to provide as high a level of current income as is consistent  with preserving  capital.  The Fund invests in high quality money market instruments with maturities of not longer than thirteen months.

   SERIES D (SBL GLOBAL).  Series D (SBL Global) (the "Fund") is a series of SBL
Fund.  The  Investment  Manager has entered into a  sub-advisory  agreement with
OppenheimerFunds,  Inc., 498 Seventh Avenue,  New York, New York,  10018,  which provides investment advisory services to the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term growth of capital primarily through investment in common stocks and  equivalents  of companies of foreign  countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States.
The Fund primarily  invests in foreign and domestic common stocks or convertible
stocks   of   growth-oriented   companies   considered   to  have   appreciation
possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund.  Investments in debt securities may be made in uncertain market conditions.

   SERIES E (SBL DIVERSIFIED  INCOME).  Series E (SBL  Diversified  Income) (the
"Fund") is a series of SBL Fund.

   INVESTMENT  OBJECTIVE:  To seek to provide  current  income with  security of principal.  The Fund pursues its  objective by  investing,  under normal  market conditions,  primarily  in a  diversified  portfolio  of  investment  grade debt securities.  The Fund expects to maintain a weighted average duration of 3 to 10 years.  The debt securities in which the Fund invests will primarily be domestic securities,  but may also include  dollar  denominated  foreign  securities.  To manage risk, the Investment Manager  diversifies the Fund's holdings among asset classes and individual  securities.  The asset classes in which the Fund invests may  include  investment  grade  corporate  debt  securities,  high  yield  debt securities  (also  known  as "junk  bonds"),  investment  grade  mortgage-backed securities, investment grade asset-backed securities, U.S. Government securities as well as total return, interest and index swap agreements.

   SERIES G (SBL LARGE CAP GROWTH). Series G (SBL Large Cap Growth) (the "Fund")
is a series of SBL Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term  capital growth.  The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its net assets (plus  borrowings  for  investment  purposes) in common stock and other equity securities of large capitalization  companies (defined as companies whose total  market value is at least $5 billion at the time of  purchase).  The
Investment  Manager  seeks to invest in equity  securities  that have  long-term capital growth  potential.  The Fund invests  primarily in a portfolio of common
stocks,   which  may  include  ADRs  and  other  securities  with  common  stock characteristics,  such as securities convertible into common stocks. The Fund is non-diversified  as defined in the Investment  Company Act of 1940,  which means that it may hold a larger  position  in a smaller  number of  securities  than a diversified  fund. The Fund also may concentrate its investments in a particular industry that represents 20% or more of the Fund's  benchmark index, the Russell
1000 Growth Index.  Concentration means investment of more than 25% of the value of the Fund's assets in any one industry.

   SERIES H (SBL ENHANCED INDEX).  Series H (SBL Enhanced Index) (the "Fund") is
a series of SBL Fund.  The  Investment  Manager has entered into a  sub-advisory agreement  with Northern Trust  Investments,  NA.  ("NTI"),  50 La Salle Street,
Chicago,  Illinois 60675,  which provides  investment  advisory  services to the
Fund.

   INVESTMENT  OBJECTIVE:  To seek to outperform the S&P 500 Index through stock selection  resulting in different  weightings of common  stocks  relative to the index.  The Fund  pursues  its  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes)  in equity  securities  of  companies in the S&P 500 Index and futures contracts  representative  of the stocks  which  make up the index.  The S&P 500
Index is a well-known  stock market index composed of 500 selected common stocks that  represent  approximately  two-thirds of the total market value of all U.S.
common stocks. In addition,  the Fund may invest a limited portion of its assets in equity securities that are not included in the S&P 500 Index.

   SERIES J (SBL MID CAP GROWTH).  Series J (SBL Mid Cap Growth) (the "Fund") is
a series of SBL Fund.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing, under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment purposes) in a diversified portfolio of equity securities with market capitalizations  that,  when  purchased,  have market  capitalizations  that are similar to those of companies in the S&P Mid Cap 400 Index. This index currently consists of securities of companies with market  capitalizations that range from
$336 million to $11.8 billion.  Equity securities include common stock,  rights, options, warrants,  convertible debt securities and ADRs. The Investment Manager selects  equity  securities  that it believes are  attractively  valued with the greatest potential for appreciation.

   SERIES  N  (SBL  MANAGED  ASSET  ALLOCATION).  Series  N (SBL  Managed  Asset
Allocation)  (the "Fund") is a series of SBL Fund.  The  Investment  Manager has entered into a sub-advisory  agreement with T. Rowe Price Associates,  Inc., 100
East Pratt Street, Baltimore, Maryland 21202, which provides investment advisory services to the Fund.

   INVESTMENT  OBJECTIVE:  To seek a high  level of total  return  by  investing primarily in a  diversified  portfolio of debt and equity  securities.  The Fund pursues its objective by normally investing approximately 60% of total assets in common stocks and 40% in fixed-income securities.  The mix may vary over shorter time periods  where the fixed income  portion may range  between  30-50% and the equity  portion  between  50-70%.  The  precise  mix of equity and fixed  income securities will depend on the Sub-Adviser's outlook for the markets.

   SERIES O (SBL EQUITY INCOME).  Series O (SBL Equity Income) (the "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement with T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore,
Maryland 21202, which provides investment advisory services to the Fund.

   INVESTMENT OBJECTIVE: To seek to provide substantial dividend income and also capital  appreciation  by investing  primarily in common  stocks of  established companies.  The Fund pursues its  objective by  investing,  under normal  market conditions,  at least 80% of its net  assets in common  stocks,  with 65% in the common stocks of well-established  companies paying above-average dividends. The
Sub-Adviser,  T. Rowe  Price,  typically  employs a  value-oriented  strategy in selecting  investments for the Fund. The Sub-Adviser's  research team identifies companies  that  appear  to be  undervalued  by  various  measures  and  may  be temporarily out of favor,  but have good prospects for capital  appreciation and dividend growth.

   SERIES P (SBL HIGH YIELD). Series P (SBL High Yield) (the "Fund") is a series of SBL Fund.

   INVESTMENT OBJECTIVE:  To seek high current income. Capital appreciation is a secondary objective.  The Fund pursues its objective by investing,  under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment  purposes) in a broad range of high-yield,  high risk debt securities rated in medium or lower  rating  categories  or  determined  by the  Investment
Manager to be of comparable quality ("junk bonds"). The Fund will not purchase a debt  security,  if at the time of  purchase,  it is rated in default.  The debt securities in which the Fund invests will primarily be domestic securities,  but may also include dollar denominated foreign securities. The Fund may also invest
in  equity   securities,   including   common  and   preferred   stocks,   ADRs,
exchange-traded real estate investment trusts,  warrants,  rights, and a variety of investment  companies that seek to track and the  composition and performance of a specific  index.  The Fund's  average  weighted  maturity is expected to be between 3 and 15 years.

   SERIES Q (SBL SMALL CAP VALUE).  Series Q (SBL Small Cap Value) (the  "Fund")
is a series of SBL Fund. The Investment  Manager has entered into a sub-advisory agreement  with Strong Capital  Management  Corporation,  100 Heritage  Reserve,
Menomonee,  Wisconsin 53051, which provides  investment advisory services to the
Fund.

   INVESTMENT  OBJECTIVE:  To seek  capital  growth by  investing,  under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment purposes) in stocks of small-capitalization companies that the Fund's
Sub-Adviser,  Strong Capital Management, Inc., believes are undervalued relative to the market based on  earnings,  cash flow,  or asset value.  The Fund defines small-capitalization  companies as those companies with a market  capitalization substantially  similar to that of  companies  in the Russell  2500™ Index at the time of purchase.  The Sub-Adviser  specifically looks for companies whose stock prices may benefit from a catalyst event, such as a corporate  restructuring,  a new  product  or  service,  or a change in the  political,  economic,  or social environment.

   SERIES S (SBL SOCIAL AWARENESS). Series S (SBL Social Awareness) (the "Fund")
is a series of SBL Fund.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing, under normal market conditions, in a well-diversified portfolio of equity securities that the
Investment Manager believes have above-average earnings potential and which meet certain established social criteria.  The Fund also may invest in companies that are included in the Domini 400 Social Index(SM),  which companies will be deemed to comply with the Fund's social criteria. The Domini 400 Social Index(SM) (DSI)
is  a  market  capitalization-weighted  common  stock  index.  It  monitors  the performance  of 400 U.S.  corporations  that pass multiple,  broad-based  social screens.

   SERIES V (SBL MID CAP VALUE).  Series V (SBL Mid Cap Value) (the "Fund") is a
series of SBL Fund.

   INVESTMENT  OBJECTIVE:  The Fund pursues its  objective by  investing,  under normal market  conditions,  at least 80% of its net assets (plus  borrowings for investment purposes) in a diversified  portfolio of equity securities that, when purchased, have market capitalizations that are similar to those of companies in the S&P Mid Cap 400  Index.  The  index  currently  consists  of  securities  of companies  with  capitalizations  that range from $336 million to $11.8 billion.
Equity securities  include common stock,  rights,  options,  warrants,  ADRs and convertible debt securities.  The Investment  Manager  typically  chooses equity
securities  that  appear  undervalued  relative  to  assets,  earnings,   growth
potential or cash flows.  Due to the nature of value  companies,  the securities included in the Fund's  portfolio  typically  consist of small- to  medium-sized companies.  The Fund is subject to the risks  associated with investing in small capitalization companies.

   SERIES W (SBL MAIN  STREET  GROWTH AND  INCOME®).  Series W (SBL Main  Street

Growth and Income®) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a  sub-advisory  agreement  with  OppenheimerFunds,  Inc.,  498
Seventh Avenue,  New York, New York, 10018, which provides  investment  advisory services to the Fund.

   INVESTMENT OBJECTIVE: To seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt  securities.
The Fund  pursues its  objective by  investing  mainly in common  stocks of U.S.
companies,  but it can also invest in other equity  securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the  capitalization  of issuers in which it invests, the Fund's  Sub-Adviser,  OppenheimerFunds,  currently  emphasizes the stocks of large-capitalization companies in the portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks.  While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments.

   SERIES X (SBL SMALL CAP GROWTH). Series X (SBL Small Cap Growth) (the "Fund")
is a series of SBL Fund. The Investment  Manager has entered into a sub-advisory agreement with RS Investment Management, L.P., 388 Market Street, San Francisco,
California 94111, which provides investment advisory services to the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market  conditions,  at least 80% of its net assets (plus  borrowings for
investment   purposes)   in  equity   securities   of   companies   with  market
capitalizations  of $1.5 billion or less at the time of investment  that, in the opinion of the Sub-Adviser,  RS Investment Management,  L.P., have the potential for long-term  capital growth.  Equity  securities  include common and preferred stocks, and warrants and securities convertible into common or preferred stocks.
The Fund may invest the  remainder of its assets in  securities  of companies of any size.  The Fund may also engage in short sales of  securities  it expects to decline  in price.  The  Series  will  likely  invest a portion of its assets in technology and internet-related companies.

   SERIES Y (SBL SELECT 25).  Series Y (SBL Select 25) (the  "Fund") is a series of SBL Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term  growth of capital by concentrating its  investments  in a core position of 20-30 common stocks of growth  companies which have exhibited  consistent above average  earnings or revenue growth.  The
Fund is  non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger  position in a smaller number of securities than a  diversified  fund.  The  Investment  Manager  selects  what it believes to be premier  growth  companies as the core position for the Fund using a "bottom-up"
approach in selecting  growth stocks.  Portfolio  holdings will be replaced when one or more of the  company's  fundamentals  have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company.

   SERIES Z (SBL  ALPHA  OPPORTUNITY).  Series Z (SBL  Alpha  Opportunity)  (the
"Fund") is a series of SBL Fund.  The  Investment  Manager  has  entered  into a sub-advisory agreement with Mainstream Investment Advisers, LLC, 101 West Spring
Street, Suite 401, New Albany, Indiana 47150, which provides investment advisory services to the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term growth of capital. The Fund pursues its objective by investing, under normal market conditions, approximately 50% of its total  assets  according  to a  long/short  strategy  managed  by the Fund's sub-adviser,  Mainstream,  and 50% of its  total  assets  according  to an index strategy based on the S&P 500 Composite  Stock Price Index (the "S&P 500 Index")
managed by the Investment Manager.

   The  Fund  pursues  its  long/short   strategy  by  investing   primarily  in
publicly-traded  equity  securities,  principally common stocks, but to a lesser
degree   in   exchange   traded   funds  and  other   securities   with   equity
characteristics. The Fund may engage in short sales of securities believed to be overvalued.  The Fund pursues its index  strategy  primarily by investing in S&P
500 equity derivatives backed by a portfolio of fixed income securities.